Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Dividends Payable [Line Items]
Dividends	$ 484.0	$ 0.0	$ 158.6
FY 2022 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.40
Dividends	$ 174.1
FY 2021 special dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.70
Dividends	$ 309.9
FY 2020 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividends	$ 44.7
FY 2019 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.26
Dividends	$ 113.9